SUPPLEMENT DATED MAY 1, 2007 TO

PROSPECTUS DATED MAY 1, 2002 FOR

FLEXIBLE PREMIUM VARIABLE

UNIVERSAL LIFE INSURANCE POLICIES

ISSUED BY

NATIONWIDE LIFE INSURANCE COMPANY

THROUGH ITS

NATIONWIDE VLI SEPARATE ACCOUNT-3

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.	Effective May 1, 2007, the following Sub-Accounts changed names:

Old Name	New Name
Neuberger Berman Advisers Management Trust	Lehman Brothers Advisers Management Trust
AMT Limited Maturity Bond Portfolio: I Class	AMT Short Duration Bond Portfolio: I Class

Gartmore Variable Insurance Trust (GVIT)	Nationwide Variable Insurance Trust (NVIT)
Gartmore GVIT Global Financial Services Fund: Class I	Nationwide NVIT Global Financial Services Fund: Class I
Gartmore GVIT Global Health Sciences Fund: Class I	Nationwide NVIT Global Health Sciences Fund: Class I
Gartmore GVIT Global Utilities Fund: Class I	Gartmore NVIT Global Utilities Fund: Class I
Gartmore GVIT Government Bond Fund: Class I	Nationwide NVIT Government Bond Fund: Class I
Gartmore GVIT Growth Fund: Class I	Nationwide NVIT Growth Fund: Class I

Gartmore GVIT Investor Destinations Funds: Class II	Nationwide NVIT Investor Destinations Funds: Class II
Gartmore GVIT Investor Destinations Aggressive Fund: Class II	Nationwide NVIT Investor Destinations Aggressive Fund: Class II
Gartmore GVIT Investor Destinations Conservative Fund: Class II	Nationwide NVIT Investor Destinations Conservative Fund: Class II
Gartmore GVIT Investor Destinations Moderate Fund: Class II	Nationwide NVIT Investor Destinations Moderate Fund: Class II
Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II	Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II	Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II

Gartmore GVIT Money Market Fund: Class I	Nationwide NVIT Money Market Fund: Class I
Gartmore GVIT Nationwide Fund: Class I	NVIT Nationwide Fund: Class I
Gartmore GVIT Nationwide Leaders Fund: Class I	NVIT Nationwide Leaders Fund: Class I
Gartmore GVIT U.S. Growth Leaders Fund: Class I	Nationwide NVIT U.S. Growth Leaders Fund: Class I
GVIT Small Cap Value Fund: Class I	Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I
GVIT Small Company Fund: Class I	Nationwide Multi-Manager NVIT Small Company Fund: Class I

2.	The following Sub-Account is only available to policies issued before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I